[CITICORP LIFE INSURANCE COMPANY LETTERHEAD]
May 4, 1998




[VIA EDGARLINK]



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Citicorp Life Insurance Company
	Citicorp Life Variable Annuity Separate Account
	File No. 33-81626



Dear Sirs:

On behalf of Citicorp Life Insurance Company ("the Company") and Citicorp Life Variable Annuity Separate Account (the "Account"), we are filing certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph
(c) of Rule 497 would not differ from the form of prospectus and SAI contained in Post Effective Amendment No. 8 to the N-4 Registration Statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 28, 1998 via EDGARLINK.

Sincerely,

/s/ Catherine S. Mulholland

Catherine S. Mulholland
Senior Vice President and
     General Counsel